Fair value estimate (Tables)	12 Months Ended
Dec. 31, 2019
Fair value estimate
Schedule of assets and liabilities measured and recognized at fair value

	December 31, 2019					December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	826	—	—	826	32	—	—	32
Derivative financial instruments	—	448	24	472	—	136	295	431
Accounts receivable	—	77	—	77	—	(108)	—	(108)
Investments in equity securities	726	—	—	726	987	—	—	987
Total	1,552	525	24	2,101	1,019	28	295	1,342
Financial liabilities
Derivative financial instruments	—	281	120	401	—	636	178	814
Participative stockholders' debentures	—	2,584	—	2,584	—	1,407	—	1,407
Financial guarantees	—	525	—	525	—	166	—	166
Total	—	3,390	120	3,510	—	2,209	178	2,387

Schedule of changes in Level 3 assets and liabilities

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2018	295	178
Gain and losses recognized in income statement	36	(33)
Translation adjustments	(25)	(7)
Settlements	(282)	(18)
Balance at December 31, 2019	24	120

Schedule of fair value and carrying amounts of loans and borrowings

Financial liabilities	Balance	Fair value	Level 1	Level 2
December 31, 2019
Debt principal	12,845	14,584	8,983	5,601
December 31, 2018
Debt principal	15,228	16,262	10,686	5,576